LEASES (Schedule of Minimum of Lease Payments) (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Lessee Disclosure [Abstract]
2026	$ 1,418
2027	1,375
2028	1,169
2029	1,124
2030	1,124
2031-2032	1,345
Total undiscounted lease payments	7,555
Less: imputed interest	(1,159)
Present value of lease liabilities	$ 6,396